SCHEDULE OF VALUATION ASSUMPTIONS (Details) - Key Mining Corp [Member] - USD ($)	Aug. 21, 2023	May 01, 2023	Aug. 23, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit Price		$ 0.139	$ 0.25
Employee Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit Price	$ 0.139
Exercise Price	$ 1.25
Term	5 years
Volatility based on peer companies historical volatility	162.14%
Risk-free interest rate	4.40%
Estimated fair value per option	$ 0.1156
Fair value	$ 57,800
Employee Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit Price	$ 0.139
Exercise Price	$ 2.50
Term	5 years
Volatility based on peer companies historical volatility	162.14%
Risk-free interest rate	4.40%
Estimated fair value per option	$ 0.1086
Fair value	$ 54,300
Employee Stock Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit Price	$ 0.139
Exercise Price	$ 1.35
Term	3 years
Volatility based on peer companies historical volatility	122.06%
Risk-free interest rate	4.63%
Estimated fair value per option	$ 0.0494
Fair value	$ 2,470